Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31,
	2014	2015
Prepayment for construction in progress(see Note22)	$19,705	$97,060
Prepayment for acquisition of land use right	1,934	—

Other non-current assets	$21,639	$97,060